EQUITY COMMITMENT (Narrative) (Details) - CAD ($) shares in Millions, $ in Millions	Dec. 08, 2020	Jun. 17, 2020
June 2020 Equity Commitment [Member]
Commitments And Contractual Obligations [Line Items]
Equity commitment, number of preferred shares		600.0
Equity commitment, number of warrants		33.7
Equity commitment, maximum proceeds		$ 300.0
December 2020 Equity Commitment [Member]
Commitments And Contractual Obligations [Line Items]
Equity commitment, number of preferred shares	23.1
Equity commitment, number of warrants	1.3
Equity commitment, maximum proceeds	$ 11.6